INCOME TAXES - Movements In Temporary Differences (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	$ 196.7	$ (4.2)
Recognized in income	(44.7)	233.7
Recognized in OCI	20.3	(10.6)
Recognized in equity	2.4
Business combinations	(23.7)
Disposal of discontinued operations		(25.1)
Foreign currency exchange differences	0.1	2.9
Deferred tax liability (asset), end of period	151.1	196.7
Non-capital loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	142.5	98.2
Recognized in income	(61.3)	59.4
Recognized in OCI	0.0	0.0
Recognized in equity	0.0
Business combinations	3.3
Disposal of discontinued operations		(14.6)
Foreign currency exchange differences	5.2	(0.5)
Deferred tax liability (asset), end of period	89.7	142.5
Unclaimed research & development expenditures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	162.1	162.3
Recognized in income	59.0	13.5
Recognized in OCI	0.0	0.0
Recognized in equity	0.0
Business combinations	0.0
Disposal of discontinued operations		(13.7)
Foreign currency exchange differences	6.7	0.0
Deferred tax liability (asset), end of period	227.8	162.1
Investment tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(73.8)	(82.1)
Recognized in income	(3.0)	5.8
Recognized in OCI	0.0	0.0
Recognized in equity	0.0
Business combinations	0.0
Disposal of discontinued operations		2.1
Foreign currency exchange differences	0.0	0.4
Deferred tax liability (asset), end of period	(76.8)	(73.8)
Property, plant and equipment and right-of-use of assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(154.1)	(114.8)
Recognized in income	9.3	(41.0)
Recognized in OCI	0.0	0.0
Recognized in equity	0.0
Business combinations	(11.1)
Disposal of discontinued operations		1.1
Foreign currency exchange differences	(12.1)	0.6
Deferred tax liability (asset), end of period	(168.0)	(154.1)
Intangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(39.0)	(114.7)
Recognized in income	(59.7)	64.6
Recognized in OCI	0.0	0.0
Recognized in equity	0.0
Business combinations	(26.3)
Disposal of discontinued operations		10.5
Foreign currency exchange differences	(1.8)	0.6
Deferred tax liability (asset), end of period	(126.8)	(39.0)
Amounts not currently deductible including interest limitation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	76.9	80.3
Recognized in income	22.7	3.0
Recognized in OCI	0.0	0.0
Recognized in equity	2.4
Business combinations	6.5
Disposal of discontinued operations		(6.9)
Foreign currency exchange differences	2.2	0.5
Deferred tax liability (asset), end of period	110.7	76.9
Government participation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	86.4	(32.6)
Recognized in income	7.2	118.7
Recognized in OCI	0.0	0.0
Recognized in equity	0.0
Business combinations	0.0
Disposal of discontinued operations		0.3
Foreign currency exchange differences	0.0	0.0
Deferred tax liability (asset), end of period	93.6	86.4
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liability (asset), beginning of period	(4.3)	(0.8)
Recognized in income	(18.9)	9.7
Recognized in OCI	20.3	(10.6)
Recognized in equity	0.0
Business combinations	3.9
Disposal of discontinued operations		(3.9)
Foreign currency exchange differences	(0.1)	1.3
Deferred tax liability (asset), end of period	$ 0.9	$ (4.3)